Schedule of Investments (unaudited)
July 31, 2024
 ClearBridge Small Cap Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.9%
Communication Services — 1.2%
Diversified Telecommunication Services — 0.6%
Iridium Communications Inc.	689,469	$19,787,760
Media — 0.6%
Integral Ad Science Holding Corp.	2,181,367	22,206,316 *

Total Communication Services		41,994,076
Consumer Discretionary — 8.0%
Automobile Components — 0.8%
Fox Factory Holding Corp.	560,782	29,940,151 *
Broadline Retail — 1.0%
Global-e Online Ltd.	1,037,400	35,603,568 *
Diversified Consumer Services — 0.4%
Duolingo Inc.	89,700	15,423,018 *
Hotels, Restaurants & Leisure — 3.6%
Dutch Bros Inc., Class A Shares	727,525	27,827,832 *
Wingstop Inc.	267,398	99,974,764
Total Hotels, Restaurants & Leisure		127,802,596
Household Durables — 0.9%
Installed Building Products Inc.	115,358	31,187,035
Specialty Retail — 1.3%
Abercrombie & Fitch Co., Class A Shares	59,200	8,730,816 *
National Vision Holdings Inc.	2,563,000	37,060,980 *
Total Specialty Retail		45,791,796

Total Consumer Discretionary		285,748,164
Consumer Staples — 8.9%
Consumer Staples Distribution & Retail — 7.9%
BJ’s Wholesale Club Holdings Inc.	1,065,026	93,679,687 *
Casey’s General Stores Inc.	249,289	96,684,246
Grocery Outlet Holding Corp.	2,175,882	42,560,252 *
Performance Food Group Co.	666,796	46,008,924 *
Total Consumer Staples Distribution & Retail		278,933,109
Personal Care Products — 1.0%
e.l.f. Beauty Inc.	216,991	37,448,307 *

Total Consumer Staples		316,381,416
Energy — 4.9%
Energy Equipment & Services — 3.4%
Cactus Inc., Class A Shares	1,108,434	69,964,354
ChampionX Corp.	605,812	20,755,119
Expro Group Holdings NV	1,216,400	28,244,808 *
Total Energy Equipment & Services		118,964,281
Oil, Gas & Consumable Fuels — 1.5%
Matador Resources Co.	881,573	54,199,108

Total Energy		173,163,389
See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 ClearBridge Small Cap Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financials — 8.3%
Capital Markets — 4.9%
Hamilton Lane Inc., Class A Shares	687,162	$99,205,578
PJT Partners Inc., Class A Shares	568,010	75,511,249
Total Capital Markets		174,716,827
Financial Services — 3.1%
NMI Holdings Inc., Class A Shares	715,472	28,153,823 *
Shift4 Payments Inc., Class A Shares	1,212,460	83,405,124 *
Total Financial Services		111,558,947
Insurance — 0.3%
Trupanion Inc.	256,785	9,516,452 *

Total Financials		295,792,226
Health Care — 21.0%
Biotechnology — 5.7%
Biohaven Ltd.	359,350	14,133,236 *
Blueprint Medicines Corp.	253,900	27,497,370 *
Insmed Inc.	799,600	58,170,900 *
Mirum Pharmaceuticals Inc.	648,193	26,284,226 *
Ultragenyx Pharmaceutical Inc.	428,771	19,303,270 *
Vaxcyte Inc.	521,600	41,149,024 *
Viking Therapeutics Inc.	299,900	17,094,300 *
Total Biotechnology		203,632,326
Health Care Equipment & Supplies — 3.7%
CONMED Corp.	231,900	16,010,376
Insulet Corp.	140,508	27,307,730 *
Lantheus Holdings Inc.	268,916	28,190,464 *
Penumbra Inc.	365,421	61,058,195 *
Total Health Care Equipment & Supplies		132,566,765
Health Care Providers & Services — 5.7%
HealthEquity Inc.	810,249	63,588,342 *
Progyny Inc.	1,348,965	38,040,813 *
RadNet Inc.	549,000	32,802,750 *
Surgery Partners Inc.	2,230,206	67,709,054 *
Total Health Care Providers & Services		202,140,959
Health Care Technology — 1.4%
Certara Inc.	3,066,118	47,862,102 *
Life Sciences Tools & Services — 2.8%
Azenta Inc.	422,345	26,307,870 *
CryoPort Inc.	528,661	4,879,541 *
Medpace Holdings Inc.	173,516	66,373,340 *
Total Life Sciences Tools & Services		97,560,751
Pharmaceuticals — 1.7%
Intra-Cellular Therapies Inc.	773,424	60,883,937 *

Total Health Care		744,646,840
See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2024 Quarterly Report

 ClearBridge Small Cap Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Industrials — 20.6%
Aerospace & Defense — 2.3%
BWX Technologies Inc.	296,779	$29,526,543
Moog Inc., Class A Shares	260,555	51,094,835
Total Aerospace & Defense		80,621,378
Air Freight & Logistics — 1.7%
GXO Logistics Inc.	1,081,069	60,518,243 *
Building Products — 3.7%
Hayward Holdings Inc.	1,664,226	24,613,903 *
Trex Co. Inc.	1,285,897	107,539,566 *
Total Building Products		132,153,469
Construction & Engineering — 0.7%
Construction Partners Inc., Class A Shares	395,600	25,575,540 *
Electrical Equipment — 1.1%
Bloom Energy Corp., Class A Shares	1,960,062	26,539,239 *
Shoals Technologies Group Inc., Class A Shares	1,642,400	10,675,600 *
Total Electrical Equipment		37,214,839
Ground Transportation — 2.3%
XPO Inc.	696,981	80,076,147 *
Machinery — 4.9%
Albany International Corp., Class A Shares	429,871	40,227,328
RBC Bearings Inc.	291,490	84,776,951 *
Tennant Co.	457,698	49,289,498
Total Machinery		174,293,777
Professional Services — 0.9%
Paycor HCM Inc.	2,688,968	33,370,093 *
Trading Companies & Distributors — 3.0%
H&E Equipment Services Inc.	1,287,455	67,333,897
McGrath RentCorp.	222,765	24,466,280
Xometry Inc., Class A Shares	933,596	13,658,509 *
Total Trading Companies & Distributors		105,458,686

Total Industrials		729,282,172
Information Technology — 23.1%
Communications Equipment — 0.4%
Viavi Solutions Inc.	1,832,072	14,729,859 *
Electronic Equipment, Instruments & Components — 2.9%
Brain Corp.	598,883	3,231,793 *(a)(b)(c)
Fabrinet	107,600	23,732,256 *
nLight Inc.	786,430	9,492,210 *
Novanta Inc.	138,651	25,120,788 *
OSI Systems Inc.	275,937	40,833,157 *
Total Electronic Equipment, Instruments & Components		102,410,204
IT Services — 2.6%
Wix.com Ltd.	585,605	91,310,460 *
Semiconductors & Semiconductor Equipment — 3.6%
Allegro MicroSystems Inc.	2,112,138	50,775,797 *
See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 ClearBridge Small Cap Growth Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Semiconductors & Semiconductor Equipment — continued
Lattice Semiconductor Corp.		1,126,603	$59,709,959 *
Monolithic Power Systems Inc.		18,627	16,076,777 (d)
Total Semiconductors & Semiconductor Equipment			126,562,533
Software — 13.6%
Aspen Technology Inc.		255,146	47,954,691 *
Blackbaud Inc.		230,469	18,294,629 *
Envestnet Inc.		57,855	3,585,853 *
Intapp Inc.		582,772	20,880,721 *
Jamf Holding Corp.		1,524,301	27,909,951 *
Klaviyo Inc., Class A Shares		1,207,299	31,631,234 *
nCino Inc.		956,362	31,330,419 *
Onestream Inc.		376,759	10,492,738 *
PagerDuty Inc.		2,713,164	56,786,523 *
Qualys Inc.		180,517	26,922,306 *
Sprout Social Inc., Class A Shares		1,445,775	56,486,429 *
Varonis Systems Inc.		1,882,354	103,774,176 *
Zeta Global Holdings Corp., Class A Shares		2,250,927	48,214,856 *
Total Software			484,264,526

Total Information Technology			819,277,582
Materials — 2.9%
Chemicals — 2.9%
Balchem Corp.		341,087	60,529,299
Element Solutions Inc.		1,517,775	40,904,036

Total Materials			101,433,335
Total Common Stocks (Cost — $2,420,719,578)			3,507,719,200
	Rate
Preferred Stocks — 0.5%
Health Care — 0.2%
Pharmaceuticals — 0.2%
Caris Life Sciences Inc., Series C	—	2,075,035	4,175,854 *(a)(b)(c)
Caris Life Sciences Inc., Series D	—	360,901	2,054,746 *(a)(b)(c)

Total Health Care			6,230,600
Information Technology — 0.3%
Electronic Equipment, Instruments & Components — 0.3%
Brain Corp.	—	1,923,387	10,379,302 *(a)(b)(c)

Total Preferred Stocks (Cost — $18,797,220)			16,609,902
Total Investments before Short-Term Investments (Cost — $2,439,516,798)			3,524,329,102
Short-Term Investments — 0.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.143%	13,810,511	13,810,511 (e)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.238%	13,810,511	13,810,511 (e)(f)

Total Short-Term Investments (Cost — $27,621,022)			27,621,022
Total Investments — 100.2% (Cost — $2,467,137,820)			3,551,950,124
Liabilities in Excess of Other Assets — (0.2)%			(6,276,848)
Total Net Assets — 100.0%			$3,545,673,276

See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2024 Quarterly Report

 ClearBridge Small Cap Growth Fund
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Restricted security (Note 3).
(d)	All or a portion of this security is pledged as collateral for written options.
(e)	Rate shown is one-day yield as of the end of the reporting period.
(f)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2024, the total market value of investments in Affiliated Companies was $13,810,511 and the cost was $13,810,511 (Note 2).

At July 31, 2024, the Fund had the following written options contract:
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
Monolithic Power Systems Inc., Call (Premiums received — $246,884)	8/16/24	$930.000	103	$8,889,827	$(175,100)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Small Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Small Cap Growth Fund 2024 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Information Technology	$816,045,789	—	$3,231,793	$819,277,582
Other Common Stocks	2,688,441,618	—	—	2,688,441,618
Preferred Stocks:
Health Care	—	—	6,230,600	6,230,600
Information Technology	—	—	10,379,302	10,379,302
Total Long-Term Investments	3,504,487,407	—	19,841,695	3,524,329,102
Short-Term Investments†	27,621,022	—	—	27,621,022
Total Investments	$3,532,108,429	—	$19,841,695	$3,551,950,124

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$175,100	—	—	$175,100

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Fund own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended July 31, 2024. The following transactions were effected in such companies for the period ended July 31, 2024.

	Affiliate Value at October 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Model N Inc.*	$47,012,569	—	—	$58,411,526	1,950,729
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	33,919,289	$214,316,058	214,316,058	234,424,836	234,424,836
	$80,931,858	$214,316,058		$292,836,362

ClearBridge Small Cap Growth Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2024
Model N Inc.*	$(13,966,664)	—	$25,365,621	—
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$303,346	—	$13,810,511
	$(13,966,664)	$303,346	$25,365,621	$13,810,511

*	This security is no longer an affiliated company.
3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 7/31/2024	Value Per Share	Percent of Net Assets
Brain Corp., Common Shares	598,883	3/21	$2,617,119	$3,231,793	$5.40	0.09%
Brain Corp., Preferred Shares	1,923,387	4/20, 11/20	10,146,825	10,379,302	5.40	0.29
Caris Life Sciences Inc., Series C, Preferred Shares	2,075,035	10/20	5,727,097	4,175,854	2.01	0.12
Caris Life Sciences Inc., Series D, Preferred Shares	360,901	5/21	2,923,298	2,054,746	5.69	0.06
			$21,414,339	$19,841,695		0.56%

ClearBridge Small Cap Growth Fund 2024 Quarterly Report